Fair Value Measurements (Details) - Schedule of Level 3 fair value measurement inputs - $ / shares	Oct. 29, 2021	Sep. 24, 2021
Schedule Of Level3 Fair Value Measurement Inputs Abstract
Stock Price (in Dollars per share)	$ 10	$ 10
Exercise Price (in Dollars per share)	$ 10	$ 10
Volatility	4.50%	4.40%
Term (years)	10 days	1 month 13 days
Dividend Yield	0.00%	0.00%
Risk Free Rate-Daily Treasury Yield Curve	0.08%	0.06%